Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total borrowings	$ 1,581,756	$ 1,843,912
Less: current portion, net	(50,110)	(69,051)
Less: deferred finance costs and discount, net	(18,509)	(27,905)
Total long-term borrowings	1,513,137	1,746,956
HCOB ($15,300)
Debt Instrument [Line Items]
Line of credit	11,475	13,005
Loan Facility Credit Agricole ($28,745)
Debt Instrument [Line Items]
Line of credit	0	26,415
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	12,600	12,031
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	12,900	12,350
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit	41,073	45,741
Loan Facility DVB Bank SE ($40,000)
Debt Instrument [Line Items]
Line of credit	5,556	15,333
Loan Facility Alpha Bank ($31,000)
Debt Instrument [Line Items]
Line of credit	22,000	23,800
Loan Facility Alpha Bank ($16,125)
Debt Instrument [Line Items]
Line of credit	14,025	15,125
2022 Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	305,000	305,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	497,604	614,339
2024 Notes
Debt Instrument [Line Items]
Senior Notes	8,626	0
NSM Loan (incl. $2,163 accrued interest)
Debt Instrument [Line Items]
Total borrowings	130,538	0
Navios Holdings borrowings
Debt Instrument [Line Items]
Total borrowings	1,061,397	1,083,139
Navios Logistics borrowings | 2022 Logistics Senior Notes
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Navios Logistics borrowings | Navios Logistics Notes Payable
Debt Instrument [Line Items]
Senior Notes	22,469	26,875
Navios Logistics borrowings | Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Total borrowings	14,275	19,300
Navios Logistics borrowings | Navios Logistics Alpha Bank Loan
Debt Instrument [Line Items]
Total borrowings	10,500	11,900
Navios Logistics borrowings | Navios Logistics Term Loan B Facility
Debt Instrument [Line Items]
Total borrowings	98,000	99,000
Navios Logistics borrowings | Credit Agreement
Debt Instrument [Line Items]
Total borrowings	0	5,909
Navios Logistics borrowings | Other long-term loans
Debt Instrument [Line Items]
Line of credit	115	184
Navios Logistics borrowings | Total Navios Logistics borrowings
Debt Instrument [Line Items]
Total borrowings	520,359	538,168
Navios Containers borrowings | ABN AMRO Bank N.V. ($50,000)
Debt Instrument [Line Items]
Line of credit	0	50,000
Navios Containers borrowings | BNP Paribas ($25,000)
Debt Instrument [Line Items]
Line of credit	0	23,611
Navios Containers borrowings | BNP Paribas ($24,000)
Debt Instrument [Line Items]
Line of credit	0	29,464
Navios Containers borrowings | HCOB ($36,000)
Debt Instrument [Line Items]
Line of credit	0	32,000
Navios Containers borrowings | Total Navios Containers borrowings
Debt Instrument [Line Items]
Total borrowings	0	222,605
Navios Containers borrowings | Financial liability ($119,000)
Debt Instrument [Line Items]
Financial liability	$ 0	$ 87,530